Income from Continuing Operations before Income Tax Expense by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Before Income Taxes [Line Items]
United States	$ 618	$ 728	$ 881
International	580	804	732
Income before income taxes	$ 1,198	$ 1,532	$ 1,613